UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Leeward Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)                (Zip code)

Terrence O. Davis
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: November 30

Date of reporting period: May 31, 2016

Item 1. REPORTS TO STOCKHOLDERS.
Semi-Annual Report 2016

For the period from December 1, 2015 through May 31, 2016
(Unaudited)

Oakhurst Defined Risk Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Oakhurst Defined Risk Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Oakhurst Defined Risk Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Oakhurst Defined Risk Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Oakhurst Defined Risk Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: risks related to investing in other investment companies, alternative strategies risk, hedge fund risk, model risk, valuation risk, common stocks, preferred stock risk, derivative risk, swap agreement risk, convertible securities risk, futures and options risk, fixed income risk, interest rate risk, general market risk, sector risk, large-cap securities risk, small-cap and mid-cap securities risk, micro-cap securities risk, high yield or "junk" bond risk, illiquidity risk, foreign securities and emerging markets risk, short sales risk, leverage risk, investment sub-advisor risk, and new fund risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about July 30, 2016.

For More Information on Your Oakhurst Defined Risk Fund:

See Our Web site at ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Oakhurst Defined Risk Fund

Schedule of Investments
(Unaudited)

As of May 31, 2016
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 14.27%
	Consumer Discretionary Select Sector SPDR Fund	6,855	$543,190
	Consumer Staples Select Sector SPDR Fund	10,669	561,830
	Industrial Select Sector SPDR Fund	9,384	524,753
*	iPATH S&P 500 VIX Short-Term Futures ETN	17,625	239,171
	PowerShares S&P 500 Low Volatility Portfolio	15,800	640,532
	Reality Shares DIVS ETF	38,000	890,948
	Utilities Select Sector SPDR Fund	12,364	607,691

	Total Exchange-Traded Products (Cost $3,971,798)		4,008,115

OPEN-END FUNDS - 66.98%
*	ACM Dynamic Opportunity Fund	38,363	592,711
	AQR Equity Market Neutral Fund	246,182	2,840,936
	Cognios Market Neutral Large Cap Fund	87,719	887,719
*	Dreyfus Dynamic Total Return Fund	108,536	1,706,189
	FPA Crescent Fund	109,748	3,474,610
	Gateway Fund	90,052	2,688,038
	Infinity Q Diversified Alpha Fund	124,000	1,243,720
	JPMorgan Opportunistic Equity Long/Short Fund	84,935	1,423,510
	Leuthold Core Investment Fund	101,866	1,825,435
*	RMB Mendon Financial Long/Short Fund	133,103	2,133,638

	Total Open-End Funds (Cost $19,103,075)		18,816,506

LIMITED LIABILITY COMPANIES - 4.45%
	Rama Fund, LLC (a)	750	750,000
	Westridge Lending Fund, LLC (a)	500,000	500,000

	Total Limited Liability Companies (Cost $1,250,000)		1,250,000

LIMITED PARTNERSHIP - 4.45%
	Hershiser Income Fund II, LP (a)	1,250,000	1,250,000

	Total Limited Partnership (Cost $1,250,000)		1,250,000

SHORT-TERM INVESTMENT - 9.71%
§	Fidelity Insitutional Money Market Fund, 0.34%	2,728,113	2,728,113

	Total Short-Term Investment (Cost $2,728,113)		2,728,113

Total Value of Investments (Cost $28,302,986) - 99.86%			$28,052,734

Other Assets Less Liabilities - 0.14%			40,979

Net Assets - 100.00%			$28,093,713
			(Continued)

Oakhurst Defined Risk Fund

Schedule of Investments - Continued
(Unaudited)

As of May 31, 2016

*	Non-income producing investment
§	Represents 7 day effective yield

(a)
Restricted Securities.  Securities for which market quotations are not readily available.  The aggregate value of such securities is 8.90% of net assets, and the fair value has been determined under procedures approved by the Fund's Board of Trustees.  (See note 8)

	Summary of Investments by Sector
		% of Net	Fair
	Sector	Assets	Value
	Exchange-Traded Products	14.27%	$4,008,115
	Open-End Funds	66.98%	18,816,506
	Limited Liability Companies	4.45%	1,250,000
	Limited Partnership	4.45%	1,250,000
	Short-Term Investment	9.71%	2,728,113
	Other Assets Less Liabilities	0.14%	40,979
	Total	100.00%	$28,093,713

See Notes to Financial Statements

Oakhurst Defined Risk Fund

Statement of Assets and Liabilities
(Unaudited)

As of May 31, 2016

Assets:
Investments, at value (cost $28,302,986)	$28,052,734
Receivables:
Dividends and interest	12,979
Due from advisor	26,596
Prepaid expenses:
Compliance fees	8,820
Registration and filing expenses	8,392
Fund accounting fees	2,703
Insurance fees	1,320
Distribution expenses	515
Security pricing fees	295

Total Assets	28,114,354

Liabilities:
Accrued expenses:
Professional fees	12,079
Custody fees	3,744
Shareholder fulfillment expenses	2,430
Trustee fees and meeting expenses	1,709
Administration fees	477
Other operating expenses	126
Distribution and service fees - Advisor Class Shares	76

Total Liabilities	20,641

Net Assets	$28,093,713

Net Assets Consist of:
Paid in Capital	$28,884,112
Undistributed Net Investment Loss	(12,782)
Undistributed Net Realized Loss on Investments	(527,365)
Net Unrealized Depreciation on Investments	(250,252)

Net Assets	$28,093,713

Institutional Class Shares of beneficial interest outstanding, $0.001 par value
(unlimited authorized shares)	2,821,924
Net Assets	$27,703,272
Net Asset Value, Offering Price and Redemption Price Per Share	$9.82

Advisor Class Shares of beneficial interest outstanding, $0.001 par value (unlimited authorized shares)	39,911
Net Assets	$390,441
Net Asset Value and Redemption Price Per Share	$9.78
Offering Price Per Share ($9.78 ÷ 94.25%) (a)	$10.38

(a) The Fund imposes a maximum sales load of 5.75% on purchases as a percentage of the offering price of Advisor Class Shares.

See Notes to Financial Statements

Oakhurst Defined Risk Fund

Statement of Operations
(Unaudited)

For the period ended May 31, 2016

Investment Income:
Dividends	$281,671
Interest	3,196

Total Investment Income	284,867

Expenses:
Investment advisory fees (note 2)	129,211
Professional fees	64,988
Fund accounting fees (note 2)	17,912
Administration fees (note 2)	14,133
Transfer agent fees (note 2)	13,500
Registration and filing expenses	9,929
Compliance fees (note 2)	8,749
Custody fees	6,327
Shareholder fulfillment expenses	2,000
Trustee fees and meeting expenses (note 2)	5,250
Other operating expenses	3,750
Distribution expenses (note 2)	3,400
Security pricing fees	999
Insurance fees	999
Distribution and service fees - Advisor Class Shares (note 3)	499

Total Expenses	281,646

Advisory fees waived/reimbursed (note 2)	(69,156)

Net Expenses	212,490

Net Investment Income	72,377

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss on investments	(241,168)
Long-term capital gain distributions from underlying funds	261,129
Net change in unrealized depreciation on investments	(531,725)

Net Realized and Unrealized Loss on Investments	(511,764)

Net Decrease in Net Assets Resulting from Operations	$(439,387)

See Notes to Financial Statements

Oakhurst Defined Risk Fund

Statements of Changes in Net Assets

	May 31,	November 30,
For the periods ended	2016 (a)	2015

Operations:
Net investment income (loss)	$72,377	$(89,367)
Net realized loss on investments	(241,168)	(636,276)
Long-term capital gain distributions from underlying funds	261,129	88,950
Net change in unrealized appreciation (depreciation) on investments	(531,725)	281,473
Net Decrease in Net Assets Resulting from Operations	(439,387)	(355,220)

Beneficial Interest Transactions:
Institutional Class Shares
Shares sold	1,330,961	30,372,660
Shares repurchased	(2,413,302)	(806,294)

Advisor Class Shares
Shares sold	1,000	467,925
Shares repurchased	(30,600)	(34,030)

Increase (Decrease) in Beneficial Interest Transactions	(1,111,941)	30,000,261

Net Increase (Decrease) in Net Assets	(1,551,328)	29,645,041
Net Assets:
Beginning of Period	29,645,041	-
End of Period	$28,093,713	$29,645,041

Accumulated Net Investment Loss	$(12,782)	$(85,159)

Share Information:
Institutional Class Shares
Shares sold	136,893	3,017,416
Shares repurchased	(250,258)	(82,127)
Net Increase (Decrease) in Shares of Beneficial Interest	(113,365)	2,935,289

Advisor Class Shares
Shares sold	106	46,523
Shares repurchased	(3,300)	(3,418)
Net Increase (Decrease) in Shares of Beneficial Interest	(3,194)	43,105

(a) Unaudited.

See Notes to Financial Statements

Oakhurst Defined Risk Fund

Financial Highlights - Institutional Class Shares

For a share outstanding during	May 31,		November 30,
each of the periods ended	2016	(g)	2015	(h)

Net Asset Value, Beginning of Period	$9.95		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.02		(0.03)
Net realized and unrealized loss on investments (e)	(0.15)		(0.02)

Total from Investment Operations	(0.13)		(0.05)

Net Asset Value, End of Period	$9.82		$9.95

Total Return (c)	(1.41)%	(b)	(0.50)%	(b)

Net Assets, End of Period (in millions)	$27,703		$29,217

Ratios of:
Gross Expenses to Average Net Assets (d)(e)	1.99%	(a)	2.22%	(a)
Net Expenses to Average Net Assets (d)(e)	1.50%	(a)	1.50%	(a)
Net Investment Income (Loss) to Average Net Assets (e)(f)	0.52%	(a)	(0.40)%	(a)

Portfolio turnover rate	30.09%	(b)	62.19%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e)	Does not include underlying expenses of investment companies or private investments in which the Fund invests.
(f)	Recognition of income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies or private investments in which the Fund invests.
(g) Unaudited.
(h)	For a share outstanding during the period from December 17, 2014 (Date of Initial Public Investment) through November 30, 2015.

See Notes to Financial Statements

Oakhurst Defined Risk Fund

Financial Highlights - Advisor Class Shares

For a share outstanding during	May 31,		November 30,
each of the periods ended	2016	(g)	2015	(h)

Net Asset Value, Beginning of Period	$9.93		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.01		(0.02)
Net realized and unrealized loss on investments (e)	(0.16)		(0.05)

Total from Investment Operations	(0.15)		(0.07)

Net Asset Value, End of Period	$9.78		$9.93

Total Return (c)	(1.51)%	(b)	(0.70)%	(b)

Net Assets, End of Period (in thousands)	$390		$428

Ratios of:
Gross Expenses to Average Net Assets (d)(e)	2.24%	(a)	2.68%	(a)
Net Expenses to Average Net Assets (d)(e)	1.75%	(a)	1.75%	(a)
Net Investment (Income) Loss to Average Net Assets (e)(f)	0.28%	(a)	(0.34)%	(a)

Portfolio turnover rate	30.09%	(b)	62.19%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(e)	Does not include underlying expenses of investment companies or private investments in which the Fund invests.
(f)	Recognition of income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies or private investments in which the Fund invests.
(g) Unaudited.
(h)	For a share outstanding during the period from December 17, 2014 (Date of Initial Public Investment) through November 30, 2015.

Oakhurst Defined Risk Fund

Notes to Financial Statements
(Unaudited)

 1.  Organization and Significant Accounting Policies

The Oakhurst Defined Risk Fund (the "Fund") is a series of the Leeward Investment Trust (the "Trust"). The Trust, originally the Hanna Investment Trust, was organized as a Delaware statutory trust on July 30, 2010.  The Hanna Investment Trust was subsequently named the Vertical Capital Investors Trust on February 7, 2014.   The current name of the Trust, known as the Leeward Investment Trust, was effective on July 1, 2015.  The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Fund is a separate, diversified series of the Trust and commenced operations on December 17, 2014. The investment objective of the Fund is to seek capital appreciation while seeking to limit short-term risk.  The Fund seeks to achieve its investment objective by utilizing an alternatives investment strategy using its self-developed hedged-hybrid model, by which it invests in a variety of hedging strategies.  The Fund utilizes a "fund of funds" methodology to allocate its assets among one or more investment companies, principally unaffiliated open-end investment companies.
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except that the Advisor Class Shares are subject to distribution and service fees which are further discussed in Note 3. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. A maximum sales load of 5.75% is imposed on purchases, as a percentage of the offering price, on the Advisor Class Shares.  All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees ("Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees, who consist of the Independent Trustees, the Chairman, and the Chief Executive Officer of the Advisor.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Valuation of Securities For Which Independent Pricing Sources Are Not Available
The Fund may hold certain interests in private placement securities, such as limited liability companies and limited partnerships, and will not have readily available market quotations or will not be priced by an independent pricing source or pricing model.  Such securities will be valued by the Advisor and Sub-Advisor, OBP Capital, LLC (the "Advisor") and Lido Advisors, LLC (the "Sub-Advisor"), respectively, according to the fair value process set forth in the Fund's valuation policies and procedures.

(Continued)

Oakhurst Defined Risk Fund

Notes to Financial Statements
(Unaudited)

The Advisor and Sub-Advisor meet with the Board of Trustees on a monthly basis, or more frequently as needed, to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. The Advisor and Sub-Advisor are responsible for developing the Fund's written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies as well as ensuring that the valuation methodologies for investments that are categorized within Level 3 of the fair value hierarchy are fair, consistent, and verifiable.  Valuations determined by the Advisor and Sub-Advisor are required to be supported by market data, third-party pricing sources, industry accepted third-party pricing models, counterparty prices, or other methods the Board of Trustees deem to be appropriate, including the use of internal proprietary pricing models. When determining the reliability of third party pricing information for investments owned by the Fund, the Board of Trustees, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Also, when observable inputs become available, the Board of Trustees conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The fair value methodologies and processes set forth in the Fund's valuation policies and procedures take into account applicable regulatory and accounting guidance, including the fair value measurement standards incorporated in Financial Accounting Standards Board ("FASB") Topic 820, in addition to other factors, as defined below.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A description of the valuation techniques applied to the Fund's major categories of investments measured at fair value on a recurring basis follows.

Limited Liability Companies and Limited Partnership.  The Fund's investments in limited liability companies and a limited partnership consist of investments in first trust deeds.  The transaction price, excluding transaction costs, is typically the Fund's best estimate of fair value at inception. When evidence supports a change to the carrying value from the transaction price, adjustments are made to reflect expected exit values in the investment's principal market under current market conditions. Ongoing reviews by management are based on an assessment of each underlying investment from the inception date through the most recent valuation date.  These assessments typically incorporate assessing that the fair market value of the underlying properties is greater than the amount of the first mortgage on such properties. In certain instances, the partnership, that manages the underlying investments, may use multiple valuation methodologies for a particular investment.  Equity investments in private limited liability companies and limited partnerships are generally included in Level 3 of the fair value hierarchy.  Techniques for pricing these Level 3 securities include obtaining broker price opinions (BPO) or appraisals, reviewing valuation information provided by the loan servicer, and examining local market resources and sales trends (published by the National Association of Realtors or others), and then applying the information to the investment to determine if a change in value is warranted.  Adjustments to value, which may be significant, are attributable to inputs such as market conditions, foreclosure and liquidation costs, historical performance of the loan portfolio, and characteristics of the remaining loans, including loan performance.

(Continued)

Oakhurst Defined Risk Fund

Notes to Financial Statements
(Unaudited)

At May 31, 2016, investments in the Limited Liability Companies and Limited Partnership within Level 3 have been valued at fair value using unadjusted third party transaction prices as described above by the Advisor and Sub-Advisor.

The following table summarizes the inputs as of May 31, 2016 for the Fund's assets measured at fair value:

Investments (a)	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Products	$4,008,115	$4,008,115	$-	$-
Open-End Funds	18,816,506	18,816,506	-	-
Limited Liability Companies	1,250,000	-	-	1,250,000
Limited Partnership	1,250,000	-	-	1,250,000
Short-Term Investment	2,728,113	2,728,113	-	-
Total	$28,052,734	$25,552,734	$-	$2,500,000
(a)
The Fund had no significant transfers into or out of Levels 1, 2, or 3 during the period ended May 31, 2016.  The Fund held Level 3 securities during the period.  The aggregate value of such securities is 8.90% of net assets, and they have been fair valued under procedures approved by the Fund's Board of Trustees.  It is the Fund's policy to record transfers at the end of the reporting period.

The table below presents a reconciliation of all Level 3 fair value measurements existing at May 31, 2016:
	Limited Liability Companies	Limited Partnership (a)
Opening Balance as of December 1, 2015	$2,500,000	$-
Purchases (a)	-	1,250,000
Principal payments/sales	(1,254,925)	-
Accrued discounts (premiums)	-	-
Realized Gains	4,925	-
Unrealized Gains	-	-
Ending Balance as of May 31, 2016	$1,250,000	$1,250,000

(a)	The Fund advanced a contribution for the Hershiser Income Fund II, LP (the "LP") on September 3, 2015. The funded commitment totaled $1,250,000, and the capital was deployed on January 11, 2016.

(Continued)

Oakhurst Defined Risk Fund

Notes to Financial Statements
(Unaudited)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums.  Realized gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses.  Fund expenses are allocated based on the average net assets of each share class.  Trust level expenses are allocated equally among each Fund in the Trust.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are determined in accordance with income tax regulations and are recorded on ex-dividend date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.  Transactions with Affiliates and Service Providers

Advisor
The Fund pays monthly fees to OBP Capital, LLC (the "Advisor") based upon the average daily net assets and calculated at an annual rate of 1.00%.  For the period ended May 31, 2016, $129,211 in advisory fees were incurred and $58,022 in advisory fees were waived by the Advisor.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.50% of the average daily net assets of the Fund for the current fiscal period. The current term of the Expense Limitation Agreement remains in effect until April 30, 2017. While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter. For the period from December 1, 2015 through May 31, 2016, the Advisor reimbursed the Fund for $11,134.

Sub-Advisor
Lido Advisors, LLC is responsible for management of the Fund's investment portfolio according to the Fund's investment objective, policies, and restrictions.  The Sub-Advisor is subject to the authority of the Board of Trustees and oversight by the Advisor.  Lido Advisors, LLC serves as the Sub-Advisor to the Fund.

Pursuant to the Sub-Advisory Agreement, the Sub-Advisor is entitled to receive an investment advisory fee equal to an annualized rate of 0.80% of the average daily net assets of the Fund for the period from December 1, 2015 through May 31, 2016.  The fee excludes certain operating expenses borne by the Advisor, as agreed to between the Advisor and Sub-Advisor.  The Fee shall be calculated as of the last business day of each month based upon the average daily net assets of the Fund.  This Agreement became effective October 23, 2015 and will continue for an initial two year term and then year to year thereafter provided such continuance is approved at least annually by the Trustees.

(Continued)

Oakhurst Defined Risk Fund

Notes to Financial Statements
(Unaudited)

Administrator
The Fund pays a monthly fee to The Nottingham Company (the "Administrator") based upon the average daily net assets of the Fund and subject to a minimum of $2,000 per month.  The Fund incurred $14,133 of fees by the Administrator for the period ended May 31, 2016.

Fund Accounting Services
The Fund engaged The Nottingham Company as its Fund Accounting Service Provider.  Under the terms of the Fund Accounting and Administration Agreement, the Fund Accounting Service Provider calculates the daily net asset value per share and maintains the financial books and records for the Fund.  The Fund incurred $17,912 of fees by The Nottingham Company for the period ended May 31, 2016.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.  During the period ended May 31, 2016, the Fund incurred $8,749 in compliance fees.

Transfer Agent
The Nottingham Shareholder Services, LLC (the "Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Trust.  During the period ended May 31, 2016, the Fund incurred fees in the amount of $13,500 for the Transfer Agent.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.  The Distributor also receives compensation for additional expenses incurred relating to the National Securities Clearing Corporation ("NSCC") pricing fees and Mutual Fund Quotation Service ("MFQS") filing fees.  The Fund incurred $3,400 of fees by Capital Investment Group, Inc. for the period ended May 31, 2016.

Trustees
The Board of Trustees consists of one Independent Trustee who also serves as the Chairman of the Board of Trustees.  For the period ended May 31, 2016, the Fund incurred $5,250 in Trustee fees.

Officers
Certain officers of the Fund are also officers of the Administrator, the Transfer Agent, and the Advisor.  The Executive Vice President of Client Development for the Administrator serves as a managing member of the Advisor.  General Counsel for the Administrator also serves as the Chief Compliance Officer of the Advisor.

3.  Distribution and Service Fees

The Independent Trustee, as defined in the 1940 Act and who has no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Advisor Class Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets attributable to the Advisor Class Shares, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the period ended May 31, 2016, $499 in fees were incurred by the Advisor Class Shares.

(Continued)

Oakhurst Defined Risk Fund

Notes to Financial Statements
(Unaudited)

4.  Purchases and Sales of Investment Securities
For the period ended May 31, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$ 7,956,796	$ 9,913,896

There were no long-term purchases or sales of U.S Government Obligations during the period ended May 31, 2016.

5.   Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of May 31, 2016, William Hawkins Scripps owned 70.34% of the Fund and, as a result, could be deemed to have a controlling interest in the Fund.

6.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund's tax positions to be taken on the federal income tax return during the period ended May 31, 2016, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

There were no distributions during the period ended May 31, 2016.

At May 31, 2016, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$28,302,986

Unrealized Appreciation	205,687
Unrealized Depreciation	(455,939)
Net Unrealized Depreciation	$(250,252)

7.  Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  In addition, in the normal course of business, the Fund entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects the risk of loss to be remote.

(Continued)

Oakhurst Defined Risk Fund

Notes to Financial Statements
(Unaudited)

8.   Investments in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933.  The Fund may invest in restricted securities that are consistent with the Fund's investment strategy.  Investments in restricted securities are valued at fair value under procedures approved by the Fund's Board of Trustees.

As of May 31, 2016, the Fund was invested in the following restricted securities:

Security	Initial Purchase Date	Shares	Cost	Fair Value	% of Net Assets
Rama Fund, LLC	3/23/2015	750	$750,000	$750,000	2.67%
Westridge Lending Fund, LLC	6/11/2015	500,000	$500,000	$500,000	1.78%
Hershiser Income Fund II, LP	9/3/2015	1,250,000	$1,250,000	$1,250,000	4.45%

9.   Liquidity Risk

There is no public market for the private investments and none is expected to develop.  Additionally, there are restrictions on transferability of Membership Interests.

Rama Fund, LLC
A Member may withdraw as a Member of the LLC and may receive a return of capital provided that the following conditions have been met: (i) the Member has been a Member of the LLC for a period of at least twenty-four (24) months; and (ii) the Member provides the LLC with a written request for a return of capital at least 90 days prior to such withdrawal. The twenty- four (24) months will be rounded to the nearest quarter going forward. If the LLC does not receive a written request for a return of capital within the first twenty-four (24) months, the withdrawing Member automatically renews for another twenty four (24) month period, and so forth on a rolling twenty four (24) month basis. The LLC will use its best efforts to honor requests for a return of capital subject to, among other things, the LLC's then cash flow, financial condition, and prospective loans. However, redemption requests will not be honored if they are detrimental to the LLC. Notwithstanding the foregoing, the Manager may, in its sole discretion, waive such withdrawal requirements if a Member is experiencing undue hardship.

Westridge Lending Fund, LLC
Members who invest in the LLC may not withdraw their capital until they have been members of the LLC for at least twelve (12) months. Members who have been members of the LLC for a period longer than twelve (12) months may request withdrawal from the LLC in writing as of the end of any calendar quarter-end, and the Member must give the LLC at least ninety (90) days' notice prior to the quarter-end date that the withdrawal request would be effective. The LLC will use its best efforts to return capital subject to, among other things, the LLC's then cash flow, financial condition, and prospective transactions in Loans. The Management Company is not under any circumstances obligated to liquidate any assets, properties, or loans in any efforts to accommodate or facilitate any Member(s)' requests for withdrawal or redemption from the LLC. The maximum aggregate amount of capital that the LLC will return to the Members each quarter is limited to twelve and one half percent (12.5%) of the total outstanding capital of the LLC, calculated as of the respective quarter-end effective withdrawal date.

Hershisher Income Fund II, LP
The Fund advanced a contribution for the Hershiser Income Fund II, LP (the "LP") on September 3, 2015. The funded commitment totaled $1,250,000, and the LP deployed all capital investments on January 11, 2016.  As of the period ended May 31, 2016, the LP accounted for 4.45% of the Fund, and there are currently no unfunded commitments to the LP.  The LP shall not invest more than 15% of the aggregate capital commitments of the LP in any single investment.

(Continued)

Oakhurst Defined Risk Fund

Notes to Financial Statements
(Unaudited)

10.  Subsequent Events

In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements. Management has evaluated subsequent events through the issuance of these financial statements.

At a meeting of the Fund's Board of Trustees on July 7, 2016, the Trustees approved the closing and subsequent liquidation of the Fund.  The Trustees determined that the dissolution and liquidation of the Fund were in the best interests of the Fund and its shareholders. Accordingly, the Fund ceased operations, liquidated its assets, and distributed the liquidation proceeds to shareholders of record on July 22, 2016 (the "Liquidation Date").

Effective at the close of business on July 7, 2016, the Fund was closed to purchases by new shareholders and additional purchases by existing shareholders. The planned liquidation of the Fund caused the Fund to increase its cash holdings and deviate from its investment objectives and strategies as stated in the Fund's Prospectus.  Prior to the Liquidation Date, Fund shareholders may have redeemed (sold) their shares in the manner described in the Prospectus under "Redeeming Shares." Shareholders remaining in the Fund just prior to, or on, the Liquidation Date incurred increased transaction fees incurred in connection with the disposition of the Fund's portfolio holdings.

If no action was taken by a shareholder in either Fund prior to the Liquidation Dates, the Funds distributed to such shareholder, on or promptly after the Liquidation Dates, a liquidating cash distribution equal in value to the shareholder's interest in the net assets of the Fund as of the Liquidation Date of the Fund. The liquidating cash distribution to shareholders was treated as payment in exchange for their shares. The liquidation of shares may be treated as a taxable event.

Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Oakhurst Defined Risk Fund

Additional Information
(Unaudited)

1.  Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Trust's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Trust voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Trust at the number above and (2) on the SEC's website at sec.gov.

2.  Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3. Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's six month period ended May 31, 2016.

During the period ended May 31, 2016, there were no capital gain distributions and no income distributions paid by the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.  Schedule of Shareholder Expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 through May 31, 2016.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Oakhurst Defined Risk Fund

Additional Information
(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Institutional Class Shares	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 985.90	$7.45
	$1,000.00	$1,017.50	$7.57
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio multiplied by 183/366 (to reflect the one-half year period).

Advisor Class Shares	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 984.90	$8.69
	$1,000.00	$1,016.25	$8.83
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio multiplied by 183/366 (to reflect the one-half year period).

Oakhurst Defined Risk Fund
is a series of
Leeward Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	OBP Capital, LLC
116 South Franklin Street	116 South Franklin Street
Post Office Box 69	Rocky Mount, North Carolina 27803
Rocky Mount, North Carolina 27802-0069

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.  CODE OF ETHICS.
Not applicable.

Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.  SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.  CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  EXHIBITS.
(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Leeward Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: July 25, 2016	Katherine M. Honey President and Principal Executive Officer Oakhurst Defined Risk Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: July 25, 2016	Katherine M. Honey President and Principal Executive Officer Oakhurst Defined Risk Fund

By: (Signature and Title)	/s/ Ashley E. H arris
Date: July 25, 2016	Ashley E. Harris Treasurer and Principal Financial Officer Oakhurst Defined Risk Fund